Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 31,036	$ 23,831
Measured at FVOCI	[1]	1,537	716
Interest income calculated using effective interest method		32,573	24,547
Other	[2]	985	439
Interest income	[3]	33,558	24,986
Measured at amortized cost	[1]	15,273	7,844
Interest expense calculated using effective interest method		15,273	7,844
Other	[4]	170	181
Interest expenses		$ 15,443	$ 8,025

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $32,573 for the year ended October 31, 2022 (October 31, 2021 – $24,547).
[4]	The interest on lease liabilities was $107 (2021 – $105).